Equity - Additional Information (Detail) - PHP (₱) ₱ / shares in Units, ₱ in Thousands										12 Months Ended
	Jan. 26, 2016	Jan. 28, 2014	Jan. 08, 2014	Jan. 29, 2013	Oct. 16, 2012	Oct. 12, 2012	Jun. 05, 2012	May 08, 2012	Sep. 23, 2011	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 18, 2017	Mar. 06, 2017	Mar. 03, 2017	Jun. 08, 2015	May 16, 2014	Nov. 05, 2013	May 16, 2013	Jan. 31, 2010
Disclosure Of Classes Of Share Capital [Line Items]
Payments on redemption of preferred shares										₱ 13,000	₱ 23,000	₱ 15,000
Liability from redemption of preferred shares										₱ 7,870,000	7,883,000
Number of shares approved to buyback in share buyback program										5,000,000
Percentage of ownership interest approved to buyback in share buyback program										3.00%
Unappropriated retained earnings										₱ 634,000
Effect of accounting standard adjustments										34,518,000
Distributions paid										16,545,000	23,042,000	₱ 32,921,000
Perpetual notes facility agreement [Member] | Smart [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Perpetual notes issued										1,100,000			₱ 1,095,000	₱ 1,590,000	₱ 2,610,000
Perpetual notes facility agreement [Member] | Smart [Member] | Two Notes Facility Agreements [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Transaction costs accounted as deduction										35,000
Distributions paid										177,000
Perpetual notes facility agreement [Member] | Smart [Member] | New Notes Facility Agreement [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Transaction costs accounted as deduction										5,000
Distributions paid										14,000
Accrued expenses and other current liabilities [member]
Disclosure Of Classes Of Share Capital [Line Items]
Liability from redemption of preferred shares										7,870,000	₱ 7,883,000
Parent [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Unappropriated retained earnings										₱ 35,152,000
Series II 10% Percent Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares redeemed											370
Number of shares authorized																				100,000
Cumulative dividends annual rate	10.00%										10.00%
Period required for redemption of shares after issuance											5 years
Funds set aside for redemption of shares	₱ 4
Holding period for redemption trust fund	10 years
Series KK 10% Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized	20,000
Cumulative dividends annual rate										10.00%	10.00%
Conversion price equivalent percentage											10.00%
Par value											₱ 10.00
Period required for redemption of shares after issuance											5 years
Series JJ 10% Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized																		50,000
Number of shares issued																870
Cumulative dividends annual rate										10.00%	10.00%
Period required for redemption of shares after issuance											5 years
Series IV Cumulative Non-Convertible Redeemable Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued											300,000,000
Cumulative dividends annual rate											13.50%
Initial capitalization amount											₱ 3,000,000
Voting Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized							150,000,000			150,000,000	150,000,000
Number of shares issued										150,000,000	150,000,000
Cumulative dividends annual rate						6.50%
Par value							₱ 1.00
Minimum capital stock percentage required to own by citizens of Philippines							60.00%
Minimum percentage of number of board of directors to be citizens of Philippines							60.00%
Minimum percentage of funds to accrue to the benefit of citizens of the Philippines, or Qualified Owners							60.00%
Initial capitalization amount										₱ 150,000	₱ 150,000
Voting Preferred Stock [Member] | Beneficial Trust Fund Holdings Inc. [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued					150,000,000
Par value					₱ 1.00
Initial capitalization amount					₱ 150,000
Voting Preferred Stock [Member] | NTT Group [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of economic and voting interest held by strategic partner					12.00%					12.00%
Voting Preferred Stock [Member] | First Pacific Group and Philippine Affiliates [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of economic and voting interest held by strategic partner					15.00%
Voting Preferred Stock [Member] | JG Summit Group [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of economic and voting interest held by strategic partner					5.00%
Non-voting serial preferred stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized							807,500,000
Par value							₱ 10.00
Initial capitalization amount										₱ 360,000	₱ 360,000
Series A to FF 10% Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cumulative dividends annual rate									10.00%
Funds set aside for redemption of shares									₱ 4,029,000
Amount of unclaimed dividends									4,143,000
Total funds for redemption of shares									₱ 8,172,000
Holding period for redemption trust fund									10 years
Series GG 10% Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cumulative dividends annual rate								10.00%
Funds set aside for redemption of shares								₱ 236
Amount of unclaimed dividends								74
Total funds for redemption of shares								₱ 310
Holding period for redemption trust fund								10 years
Series of HH 10% Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cumulative dividends annual rate		10.00%		10.00%
Funds set aside for redemption of shares																	₱ 2		₱ 24
Amount of unclaimed dividends																	1		6
Total funds for redemption of shares																	₱ 3		₱ 30
Holding period for redemption trust fund			10 years	10 years